Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Share-based Compensation.
Schedule of restricted shares

	Number of restricted	Weighted-Average
	shares	Grant-Date Fair Value
		US$
Outstanding as of December 31, 2021	6,034,250	0.527
Granted	1,500,000	0.209
Forfeit	(24,500)	(0.976)
Vested	(1,775,750)	0.260
Outstanding as of June 30, 2022 (unaudited)	5,734,000	(0.525)